Property, plant and equipment Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

•	tankers	20 years
•	FSO/FpSO/FPSO	25 years
•	plant and equipment	5 - 20 years
•	fixtures and fittings	5 - 10 years
•	other tangible assets	3 - 20 years
•	dry-docking	2.5 - 5 years
Vessels are estimated to have a zero residual value.

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2017
Cost	3,748,135	86,136	—	2,373	3,836,644
Depreciation & impairment losses	(1,364,972)	—	—	(1,596)	(1,366,568)
Net carrying amount	2,383,163	86,136	—	777	2,470,076

Acquisitions	125,486	51,201	—	1,203	177,890
Disposals and cancellations	(81,389)	—	—	(9)	(81,398)
Depreciation charges	(229,429)	—	—	(348)	(229,777)
Transfers	73,669	(73,669)	—	—	—
Translation differences	—	—	—	40	40
Balance at December 31, 2017	2,271,500	63,668	—	1,663	2,336,831
			—
At January 1, 2018			—
Cost	3,595,692	63,668	—	3,545	3,662,905
Depreciation & impairment losses	(1,324,192)	—		(1,882)	(1,326,074)
Net carrying amount	2,271,500	63,668	—	1,663	2,336,831

Acquisitions	45,750	191,726	—	588	238,064
Acquisitions through business combinations (Note 25)	1,704,250	—	—	345	1,704,595
Disposals and cancellations	(7,814)	—	—	(75)	(7,889)
Disposals and cancellations through business combinations (Note 25)	(434,000)	—		—	(434,000)
Depreciation charges	(270,018)	—	—	(564)	(270,582)
Transfer to assets held for sale	(44,995)	—	—	—	(44,995)
Transfers	255,394	(255,394)	—	—	—
Translation differences	—	—	—	(14)	(14)
Balance at December 31, 2018	3,520,067	—	—	1,943	3,522,010

At January 1, 2019
Cost	4,927,324	—	—	4,274	4,931,598
Depreciation & impairment losses	(1,407,257)	—	—	(2,331)	(1,409,588)
Net carrying amount	3,520,067	—	—	1,943	3,522,010

Acquisitions	7,024	—	549	1,012	8,585
Adoption IFRS 16	—	—	87,598	—	87,598
Disposals and cancellations	(29,386)	—	—	(52)	(29,438)
Depreciation charges	(307,738)	—	(29,265)	(643)	(337,646)
Transfer to assets held for sale (Note 3)	(12,705)	—	—	—	(12,705)
Translation differences	—	—	26	5	31
Balance at December 31, 2019	3,177,262	—	58,908	2,265	3,238,435

At December 31, 2019
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
TI Topaz - Sale	20,790	41,817	—	(21,027)
Flandre - Sale	45,000	24,693.3	20,306.7	—
Cap Georges - Sale	9,310	801.4	8,508.6	—
Artois - Sale	21,780	14,077	7,703	—
Other	29	9	20	—
At December 31, 2017	96,909	81,397.7	36,538.3	(21,027)

	Sale price	Book Value	Gain	Loss
Cap Jean - Sale	10,175	—	10,175	—
Cap Romuald - Sale	10,282	1,319	8,963	—
Gener8 Companion - Sale	6,305	6,495	—	(190)
Other	—	—	—	(83)
At December 31, 2018	26,762	7,814	19,138	(273)

	Sale price	Book Value	Gain	Loss
Felicity - Sale	42,000	42,000	—	—
Compatriot - Sale	6,615	6,173	442	—
VK Eddie - Sale	37,620	23,212	14,408	—
Other	29	—	29	(75)
At December 31, 2019	86,264	71,385	14,879	(75)
As at December 31, 2019 and December 31, 2018 the Group had no capital commitments.